Segment Information - Schedule of Non-Current Assets per Geographical Segment (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Segment Reporting Information [Line Items]
Non-current assets, value	$ 14,605,674	$ 1,880,308	$ 23,305,040
Non-current assets, percentage	100.00%	100.00%	100.00%
Hong Kong [Member]
Segment Reporting Information [Line Items]
Non-current assets, value	$ 9,653,379	$ 1,242,758	$ 21,141,451
Non-current assets, percentage	66.00%	66.00%	91.00%
PRC [Member]
Segment Reporting Information [Line Items]
Non-current assets, value	$ 4,952,295	$ 637,550	$ 2,163,589
Non-current assets, percentage	34.00%	34.00%	9.00%